Finance Income (Expense) - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Rental expenses on real estate [abstract]
Foreign exchange gain (loss) | €	€ (1.1)	€ 6.9	€ 0.9	€ 4.1
Foreign currency denominated cash and cash equivalent accounts and investment | $					$ 31.1	$ 54.5